Other assets and prepayments - Summary of Other assets and prepayments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other assets and prepayments
Prepaid expenses	€ 33,839	€ 22,358
Other financial assets	3,673	688
Taxes and fees	2,209	3,313
Inventories	5,704	5,986
Other	1,176	907
Total	€ 46,601	€ 33,252